Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 6,197	$ 45,390	$ 32,890
Other restructuring costs			11,300
Opening provision	19,620		19,620		$ 6,022	$ 10,311
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Opening provision	16,200		16,200
Facility liability
Restructuring Cost and Reserve [Line Items]
Opening provision	3,400		3,400
Other liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Opening provision	1,100		1,100
Other liability | Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Opening provision	$ 2,300		2,300
2021 restructuring plan
Restructuring Cost and Reserve [Line Items]
Severance costs			$ 34,100